Note 36 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
Information about reportable segments 2019	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total

Revenue	75,826	15,973	(15,194)	(779)	75,826
Royalties	(3,854)	-	-	-	(3,854)
Production costs	(36,278)	(13,740)	13,618	-	(36,400)
Depreciation	(4,645)	(90)	350	(49)	(4,434)
Management fee*	(2,798)	2,798	-	-	-
Other income	2,016	258	-	-	2,274
Other expenses	(498)	(168)	-	-	(666)
Administrative expenses	(126)	(1,736)	-	(3,775)	(5,637)
Cash-settled share-based expense	(234)	(166)	-	(289)	(689)
Net Foreign exchange gain	29,634	9	-	18	29,661
Net finance cost	(299)	57	-	44	(198)
Profit on sale of subsidiary	-	-	-	5,409	5,409
Gold hedge expense	-	-	-	(601)	(601)
Profit before tax	58,744	3,195	(1,226)	(22)	60,691
Tax expense	(9,529)	(825)	192	(128)	(10,290)
Profit for the year	49,215	2,370	(1,034)	(150)	50,401
Information about reportable segments 2019	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	21,608	3,383	(139)	4,987	29,839
Non-current (excluding intercompany)	115,611	315	(2,456)	244	113,714
Expenditure on property, plant and equipment	21,465	47	(1,165)	248	20,595
Intercompany balances	-	8,869	(52,783)	43,914	-

Geographic segment liabilities
Current (excluding intercompany)	(7,177)	(1,546)	-	(627)	(9,350)
Non-current (excluding intercompany)	(9,085)	(17)	140	(524)	(9,486)
Intercompany balances	(2,441)	(32,558)	52,783	(17,784)	-
Information about reportable segments 2018	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total

Revenue	68,399	12,554	(12,166)	(388)	68,399
Royalties	(3,426)	-	-	-	(3,426)
Production costs	(39,186)	(11,328)	11,199	-	(39,315)
Depreciation	(4,366)	(32)	327	-	(4,071)
Management fee *	(2,650)	2,650	-	-	-
Other income	6,482	366	-	253	7,101
Other expenses	(296)	-	-	(40)	(336)
Administrative expenses	(159)	(2,433)	-	(3,873)	(6,465)
Cash-settled share-based expense	(84)	(137)	-	(94)	(315)
Equity-settled share-based expense	-	-	-	(14)	(14)
Net Foreign exchange gain/(loss)	133	(327)	-	417	223
Net finance cost	(262)	17	-	25	(220)
Gold hedge expense	-	-	-	(360)	(360)
Profit before tax	24,585	1,330	(640)	(4,074)	21,201
Tax expense	(7,085)	(387)	153	(126)	(7,445)
Profit for the year	17,500	943	(487)	(4,200)	13,756
Information about reportable segments 2018	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	21,505	3,489	(91)	3,265	28,168
Non-current (excluding intercompany)	98,700	466	(1,641)	-	97,525
Expenditure on property, plant and equipment	20,436	370	(891)	-	19,915
Intercompany balances	-	6,926	(46,240)	39,314	-
Assets held for sale	-	296	-	-	296

Geographic segment liabilities
Current (excluding intercompany)	(10,445)	(1,403)	-	(350)	(12,198)
Non-current (excluding intercompany)	(33,043)	(47)	446	(2,043)	(34,687)
Intercompany balances	(1,345)	(33,032)	46,240	(11,863)	-
Liabilities directly associated with assets held for sale		(609)	-	-	(609)
Information about reportable segments 2017	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	69,762	-	-	-	69,762
Inter-segmental revenue	-	15,247	(15,061)	(186)	-
Royalties	(3,498)	-	-	-	(3,498)
Production costs	(36,753)	(14,751)	15,324	-	(36,180)
Depreciation	(4,019)	(53)	309	-	(3,763)
Management fee	(3,960)	3,960	-	-	-
Other income	2,358	205	-	31	2,594
Other expenses	-	(14)	-	-	(14)
Impairment loss on trade receivables	(181)	-	-	-	(181)
Administrative expenses	(40)	(2,258)	-	(3,613)	(5,911)
Cash-settled share-based expense	(581)	-	-	(395)	(976)
Equity-settled share-based expense	(806)	-	-	(29)	(835)
Net foreign exchange (loss)/gain	(375)	207	-	(212)	(380)
Net finance cost	(69)	10	-	28	(31)
Profit before tax	21,838	2,553	572	(4,376)	20,587
Tax expense	(7,587)	(1,104)	-	-	(8,691)
Profit for the year	14,251	1,449	572	(4,376)	11,896